Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 48,204,096	$ 123,378,034	$ 250,313,799
Restricted cash	6,149,118	4,270,695	2,082,103
Working capital	(15,260,197)
Loss from operations	(58,740,859)	(105,624,755)	(166,747,022)
Accounts receivable, net	1,717,150	3,407,877
Contract assets, net	0	0
Customer deposits, net	60,075	3,860,127
Total current assets	79,422,809	143,503,303
TOTAL ASSETS	102,191,231	216,111,459
Accounts payable	36,210	653,700
Accrued payroll and welfare expenses	6,875,651	12,728,091
Income tax payable		25,202,771
Other tax payable	7,129,280	9,695,893
Advances from customers	39,924,941	43,100,136
Lease liabilities, current	3,026,771	5,037,796
Accrued marketing and advertising expenses	27,437,583	29,988,108
Total current liabilities	94,683,006	144,193,896
Deferred tax liabilities	824,771	3,517,837
Lease liabilities, non-current	7,979,349	15,439,595
Total liabilities	103,487,126	163,151,328
Total revenues	316,854,430	343,182,184	534,116,970
Cost of revenues	(23,094,753)	(30,603,426)	(55,800,726)
Net loss	(55,772,572)	(89,690,677)	(149,924,023)
Net cash used in operating activities	(73,649,712)	(107,975,725)	(39,888,803)
Net cash provided by/ (used in) investing activities	2,581,054	6,352	(318,308)
Net cash provided by/ (used in) financing activities	(740,381)	(51,972)	1,033,394
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	22,838,932	90,795,643
Restricted cash	6,098,009	4,270,695
Customer deposits, net	60,075	3,860,127
Other current assets, net	2,792,808	4,007,633
Total current assets	51,549,401	107,851,506
Total non-current assets	18,002,672	47,690,614
TOTAL ASSETS	69,552,073	155,542,120
Accounts payable	36,210	653,700
Accrued payroll and welfare expenses	5,244,295	10,717,186
Income tax payable	0	0
Other tax payable	6,654,473	8,684,712
Advances from customers	39,858,256	43,096,996
Lease liabilities, current	3,026,771	5,013,721
Accrued marketing and advertising expenses	27,027,664	29,533,704
Other current liabilities	6,955,252
Total current liabilities	90,299,438	108,685,364
Deferred tax liabilities	383,124	435,848
Lease liabilities, non-current	7,979,349	15,400,328
Total liabilities	98,661,911	124,521,540
Total revenues	316,854,430	343,170,910	533,619,355
Cost of revenues	(16,773,390)	(24,394,266)	(47,730,331)
Net loss	(35,447,389)	(10,882,414)	(81,530,172)
Net cash used in operating activities	(65,797,108)	(93,191,543)	(41,427,975)
Net cash provided by/ (used in) investing activities	705,572	(73,872)	$ 431,057
Consolidated VIEs without recourse | Asset Pledged as Collateral
Financial statement amounts and balances of the Group's VIEs
Assets of VIE's held as collateral or restricted to settle obligations	0
Nonrelated Parties
Financial statement amounts and balances of the Group's VIEs
Other current liabilities	8,756,053	12,264,895
Nonrelated Parties | Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Accounts receivable, net	1,009,192	2,627,814
Other current liabilities	6,955,252	10,317,192
Related parties
Financial statement amounts and balances of the Group's VIEs
Other current liabilities	1,496,517	4,804,591
Related parties | Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Accounts receivable, net	18,750,385	2,289,594
Other current liabilities	$ 1,496,517	$ 668,153